UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund®

Investment portfolio

August 31, 2017

unaudited

Common stocks 93.51% Financials 15.86%	Shares	Value (000)
Prudential PLC1	63,471,799	$1,491,059
HDFC Bank Ltd.1	30,805,922	857,016
HDFC Bank Ltd. (ADR)	540,900	52,700
Barclays PLC1	311,082,756	769,248
AIA Group Ltd.1	96,057,196	737,656
UBS Group AG1	43,316,000	714,506
Zurich Insurance Group AG1	2,276,844	681,651
Société Générale1	11,293,991	632,942
Intesa Sanpaolo SpA1	180,090,541	608,835
KB Financial Group Inc.1	11,665,773	573,246
Banco Santander, SA1	81,435,500	530,004
Kotak Mahindra Bank Ltd.1	30,148,585	460,549
American International Group, Inc.	7,602,309	459,788
Siam Commercial Bank Public Co. Ltd., foreign registered1	87,989,655	399,014
Lloyds Banking Group PLC1	427,713,084	351,815
Sampo Oyj, Class A1	6,109,288	322,607
Wells Fargo & Co.	5,582,300	285,088
HSBC Holdings PLC (HKD denominated)1	21,484,000	209,535
HSBC Holdings PLC (GBP denominated)1	5,190,997	50,448
PNC Financial Services Group, Inc.	2,028,067	254,340
JPMorgan Chase & Co.	2,701,400	245,530
Principal Financial Group, Inc.	3,762,000	235,200
Standard Life Aberdeen PLC1	39,549,981	219,866
Banco Bilbao Vizcaya Argentaria, SA1	24,781,565	219,267
BB&T Corp.	4,671,000	215,286
Credit Suisse Group AG1	14,487,080	213,184
BNP Paribas SA1	2,612,530	198,997
ABN AMRO Group NV, depository receipts1	6,755,987	189,592
CIT Group Inc.	4,090,000	183,436
Citigroup Inc.	2,670,000	181,640
Julius Baer Group Ltd.1	3,183,351	178,128
PICC Property and Casualty Co. Ltd., Class H1	89,104,000	168,037
DBS Group Holdings Ltd1	10,153,219	154,686
Goldman Sachs Group, Inc.	650,000	145,431
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	20,399,070	143,345
Bank of Montreal	1,960,096	140,656
Royal Bank of Canada	1,695,000	125,800
CME Group Inc., Class A	991,800	124,768
Bangkok Bank PCL, nonvoting depository receipt1	19,684,500	109,422
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	9,750,000	100,522
East West Bancorp, Inc.	1,799,000	99,611
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	166,100	86,336
Bank of Ireland Group PLC1,2	7,755,609	64,618
Grupo Financiero Inbursa, SAB de CV	37,819,423	63,247
Sony Financial Holdings Inc.1	2,983,300	47,382
Resona Holdings, Inc.1	9,161,600	45,835
Akbank TAS1	12,030,000	36,101

Capital World Growth and Income Fund — Page 1 of 14

unaudited

Common stocks Financials (continued)	Shares	Value (000)
Discovery Ltd.1	3,102,000	$35,934
Bank Central Asia Tbk PT1	24,366,900	34,574
Deutsche Börse AG1	269,664	28,841
Housing Development Finance Corp. Ltd.1	918,492	25,517
Invesco Ltd.	746,300	24,464
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,912,000	24,416
Janus Henderson Group PLC	704,740	24,356
Aon PLC, Class A	143,500	19,969
Marsh & McLennan Companies, Inc.	245,600	19,176
Moody’s Corp.	139,500	18,697
Bankia, SA1	3,680,052	17,930
Chubb Ltd.	118,300	16,730
ING Groep NV1	573,479	10,188
		14,678,762
Information technology 15.16%
Samsung Electronics Co., Ltd.1	1,104,116	2,279,950
Broadcom Ltd.	4,831,454	1,217,865
Alphabet Inc., Class A2	702,580	671,132
Alphabet Inc., Class C2	565,867	531,536
Alibaba Group Holding Ltd. (ADR)2	5,832,280	1,001,636
Intel Corp.	25,865,000	907,086
Taiwan Semiconductor Manufacturing Co., Ltd.1	125,936,000	906,590
Apple Inc.	5,156,829	845,720
Microsoft Corp.	11,103,700	830,224
Tencent Holdings Ltd.1	13,947,600	592,654
SK hynix, Inc.1	9,333,000	574,242
Micron Technology, Inc.2	16,133,000	515,772
Texas Instruments Inc.	5,900,400	488,671
Oracle Corp.	8,945,000	450,202
AAC Technologies Holdings Inc.1	21,483,000	394,635
Accenture PLC, Class A	2,965,000	387,703
ASML Holding NV1	2,438,193	379,859
Nintendo Co., Ltd.1	995,680	334,687
Western Union Co.	10,558,165	199,760
Keyence Corp.1	296,000	154,483
Tableau Software, Inc., Class A2	1,139,700	82,605
MediaTek Inc.1	7,035,000	63,338
Murata Manufacturing Co., Ltd.1	326,000	50,078
HP Inc.	2,606,000	49,722
QUALCOMM Inc.	865,000	45,214
NetApp, Inc.	866,800	33,511
Visa Inc., Class A	263,400	27,267
Delta Electronics, Inc.1	2,864,000	15,755
Motorola Solutions, Inc.	23,200	2,044
		14,033,941
Consumer discretionary 11.34%
Netflix, Inc.2	5,715,589	998,571
Amazon.com, Inc.2	1,000,983	981,564
Hyundai Motor Co.1	5,871,100	731,917
LVMH Moët Hennessy-Louis Vuitton SE1	2,188,300	574,421
Sony Corp.1	13,361,000	528,540
Priceline Group Inc.2	247,400	458,205
Home Depot, Inc.	2,925,000	438,370

Capital World Growth and Income Fund — Page 2 of 14

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Kering SA1	978,996	$367,729
Ctrip.com International, Ltd. (ADR)2	6,846,000	352,227
ProSiebenSat.1 Media SE1	9,360,754	314,054
Hyundai Mobis Co., Ltd.1	1,446,181	302,605
ITV PLC1	141,749,687	290,826
MGM Resorts International	7,898,700	260,341
Norwegian Cruise Line Holdings Ltd.2	4,362,000	259,364
Viacom Inc., Class B	8,326,688	238,143
Altice NV, Class A1,2	8,044,846	185,705
Altice NV, Class B1,2	1,294,460	29,967
NIKE, Inc., Class B	3,676,800	194,172
Galaxy Entertainment Group Ltd.1	29,873,000	187,850
Intercontinental Hotels Group PLC1	3,524,228	176,461
Daimler AG1	2,363,750	172,365
McDonald’s Corp.	1,000,000	159,970
Carnival Corp., units	2,292,200	159,262
Ocado Group PLC1,2,3	39,080,197	156,356
Shimano Inc.1	1,151,200	155,801
Bayerische Motoren Werke AG1	1,659,100	154,105
Industria de Diseño Textil, SA1	3,943,000	149,846
Greene King PLC1,3	16,165,653	144,084
Toyota Motor Corp.1	2,350,500	132,704
Six Flags Entertainment Corp.	2,400,000	130,968
General Motors Co.	3,400,000	124,236
Las Vegas Sands Corp.	1,728,100	107,505
Wynn Resorts, Ltd.	732,900	101,866
Daily Mail and General Trust PLC, Class A, nonvoting1	12,000,000	96,777
Li & Fung Ltd.1	209,500,000	94,525
Naspers Ltd., Class N1	411,300	92,729
Paddy Power Betfair PLC1	1,000,010	87,871
DENSO Corp.1	1,502,000	73,070
Merlin Entertainments PLC1	10,849,000	64,738
SES SA, Class A (FDR)1	2,778,000	63,576
Wynn Macau, Ltd.1	22,349,600	49,255
Astra International Tbk PT1	63,601,100	37,590
Comcast Corp., Class A	847,200	34,405
Starbucks Corp.	502,500	27,567
YUM! Brands, Inc.	282,600	21,709
Lowe’s Companies, Inc.	200,000	14,778
Publicis Groupe SA1	187,947	12,697
		10,491,387
Health care 9.96%
AbbVie Inc.	28,354,095	2,135,063
Amgen Inc.	8,625,869	1,533,421
Novartis AG1	12,960,991	1,093,130
Takeda Pharmaceutical Co. Ltd.1	13,980,200	774,988
Stryker Corp.	5,065,500	716,110
Medtronic PLC	7,134,000	575,143
Thermo Fisher Scientific Inc.	2,203,000	412,269
UnitedHealth Group Inc.	1,464,100	291,209
ConvaTec Group PLC1,2	77,266,546	286,945
Teva Pharmaceutical Industries Ltd. (ADR)	14,994,000	237,805
UCB SA1	3,041,359	209,698
Gilead Sciences, Inc.	2,465,120	206,355

Capital World Growth and Income Fund — Page 3 of 14

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Incyte Corp.2	1,390,800	$191,110
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	6,770,000	139,555
Roche Holding AG, non-registered shares, nonvoting1	300,281	76,536
Express Scripts Holding Co.2	1,165,000	73,185
Illumina, Inc.2	355,382	72,661
AstraZeneca PLC1	900,700	52,939
Pfizer Inc.	1,262,700	42,831
GlaxoSmithKline PLC1	2,111,000	41,875
Eli Lilly and Co.	353,100	28,704
Shanghai Pharmaceutical (Group) Co., Ltd., Class H1	6,630,900	16,330
Danaher Corp.	144,600	12,063
		9,219,925
Industrials 7.37%
Boeing Co.	3,240,000	776,498
Lockheed Martin Corp.	2,102,000	641,930
Airbus SE, non-registered shares1	6,620,798	556,894
Abertis Infraestructuras, SA, Class A, non-registered shares1	23,525,691	476,392
General Dynamics Corp.	1,974,000	397,465
CSX Corp.	7,824,226	392,776
Union Pacific Corp.	3,335,782	351,258
CCR SA, ordinary nominative	54,858,544	304,281
Komatsu Ltd.1	8,823,400	239,390
BAE Systems PLC1	29,271,500	229,830
Airports of Thailand PCL1	139,170,100	228,627
General Electric Co.	8,970,000	220,214
ASSA ABLOY AB, Class B1	9,135,167	197,620
Edenred SA1	7,169,000	194,034
Ryanair Holdings PLC (ADR)2	1,627,235	185,017
Babcock International Group PLC1	17,383,149	182,554
Emerson Electric Co.	3,000,000	177,120
Adecco Group AG1	2,129,050	154,402
Groupe Eurotunnel SE1	12,940,000	154,297
Fosun International Ltd.1	51,485,600	89,402
Bunzl PLC1	2,588,749	77,358
Capita PLC1	9,149,500	76,702
Nielsen Holdings PLC	1,855,500	72,086
Singapore Technologies Engineering Ltd1	24,920,000	67,201
Industries Qatar QSC1	1,869,119	46,560
Alliance Global Group, Inc.1,2	170,987,140	46,447
United Technologies Corp.	300,000	35,916
Waste Connections, Inc.	474,000	31,611
IDEX Corp.	266,200	31,300
Jardine Matheson Holdings Ltd.1	429,000	28,194
TransDigm Group Inc.	104,200	27,161
Recruit Holdings Co., Ltd.1	1,206,000	24,063
Safran SA1	195,275	18,974
Northrop Grumman Corp.	69,000	18,782
Norfolk Southern Corp.	154,100	18,572
Sydney Airport, units1	2,818,154	16,602
FANUC CORP.1	79,900	15,544
Kubota Corp.1	849,000	14,780
		6,817,854

Capital World Growth and Income Fund — Page 4 of 14

unaudited

Common stocks Consumer staples 7.20%	Shares	Value (000)
Philip Morris International Inc.	10,232,800	$1,196,521
Imperial Brands PLC1	26,336,300	1,089,182
Nestlé SA1	9,003,052	764,037
British American Tobacco PLC1	6,740,647	420,323
British American Tobacco PLC (ADR)	3,679,523	228,572
Altria Group, Inc.	7,413,200	469,997
Pernod Ricard SA1	2,880,493	393,873
Kellogg Co.	5,775,000	378,031
Treasury Wine Estates Ltd.1	28,984,000	334,098
Thai Beverage PCL1	460,847,400	316,332
Associated British Foods PLC1	4,805,511	206,498
Kirin Holdings Co., Ltd.1	8,865,000	201,693
Procter & Gamble Co.	1,500,000	138,405
Kroger Co.	4,780,600	104,552
Japan Tobacco Inc.1	2,697,500	92,504
Seven & i Holdings Co., Ltd.1	2,100,000	83,487
AMOREPACIFIC Corp.1	297,000	75,851
Coca-Cola Co.	1,118,000	50,925
Shoprite Holdings Ltd.1	1,498,000	25,966
Diageo PLC1	659,200	22,083
Unilever PLC1	361,500	21,136
Carlsberg A/S, Class B1	159,035	18,265
Reckitt Benckiser Group PLC1	147,700	14,011
Mondelez International, Inc.	311,600	12,670
		6,659,012
Energy 6.39%
Royal Dutch Shell PLC, Class A1	23,329,340	642,109
Royal Dutch Shell PLC, Class B1	20,904,776	584,244
Royal Dutch Shell PLC, Class A (ADR)	974,206	53,757
Royal Dutch Shell PLC, Class A (EUR denominated)1	1,816,081	50,058
Royal Dutch Shell PLC, Class B (ADR)	344,800	19,526
TOTAL SA1	12,312,528	637,063
Canadian Natural Resources, Ltd.	17,823,448	549,084
EOG Resources, Inc.	5,687,587	483,388
BP PLC1	78,693,701	454,481
Halliburton Co.	10,178,524	396,657
Enbridge Inc. (CAD denominated)	9,612,278	384,260
Suncor Energy Inc.	11,853,044	371,419
TransCanada Corp.	5,418,201	275,130
Chevron Corp.	2,127,600	228,972
Noble Energy, Inc.	7,000,000	166,390
Eni SpA1	7,405,300	116,152
Eni SpA (ADR)	253,148	7,969
Kinder Morgan, Inc.	5,864,000	113,351
Golar LNG Ltd.	4,847,000	105,083
Oil Search Ltd.1	15,996,423	85,502
Schlumberger Ltd.	1,055,100	67,009
ConocoPhillips	974,600	42,551
Chesapeake Energy Corp.2	9,500,000	34,580
Southwestern Energy Co.2	5,623,917	30,650
Occidental Petroleum Corp.	281,500	16,806
		5,916,191

Capital World Growth and Income Fund — Page 5 of 14

unaudited

Common stocks Utilities 5.10%	Shares	Value (000)
Iberdrola, SA, non-registered shares1	71,404,727	$583,389
EDP - Energias de Portugal, SA1	105,264,653	404,214
Dominion Energy, Inc.	4,926,422	388,054
Gas Natural SDG, SA1	14,235,000	346,270
DONG Energy AS1	5,957,629	310,210
Engie SA1	18,429,120	307,733
SSE PLC1	15,033,728	276,936
CK Infrastructure Holdings Ltd.1	30,080,000	273,064
China Resources Gas Group Ltd.1	68,842,000	243,656
Enel SPA1	37,469,273	226,766
Sempra Energy	1,900,800	224,161
Power Grid Corp. of India Ltd.1	64,038,000	219,843
CMS Energy Corp.	3,733,300	181,214
Power Assets Holdings Ltd.1	16,233,000	143,498
Red Eléctrica de Corporación, SA1	6,182,000	138,873
NextEra Energy, Inc.	694,000	104,454
National Grid PLC1	7,815,643	98,447
Exelon Corp.	2,011,300	76,168
Duke Energy Corp.	694,000	60,586
AES Corp.	5,360,000	59,175
Huaneng Power International, Inc., Class H1	88,050,000	57,551
		4,724,262
Materials 3.85%
Vale SA, ordinary nominative	54,677,511	609,332
Vale SA, ordinary nominative (ADR)	12,587,317	139,342
Asahi Kasei Corp.1	37,934,000	455,357
Rio Tinto PLC1	7,126,300	344,930
Fortescue Metals Group Ltd.1	68,542,353	328,042
Akzo Nobel NV1	2,838,978	259,511
Air Liquide SA, non-registered shares1	2,044,000	249,882
Amcor Ltd.1	19,391,315	249,213
Nitto Denko Corp.1	2,558,300	226,227
BASF SE1	1,140,000	110,468
Potash Corp. of Saskatchewan Inc.	5,236,800	91,068
Koninklijke DSM NV1	1,182,972	89,836
LafargeHolcim Ltd.1	1,244,139	73,146
Monsanto Co.	581,300	68,128
Celanese Corp., Series A	656,000	63,645
Sherwin-Williams Co.	166,000	56,319
AngloGold Ashanti Ltd.1	3,723,841	37,841
AngloGold Ashanti Ltd. (ADR)	1,506,280	15,274
Newcrest Mining Ltd.1	2,610,597	47,544
Shin-Etsu Chemical Co., Ltd.1	255,000	22,598
Agrium Inc.	215,000	21,079
		3,558,782
Telecommunication services 3.79%
Verizon Communications Inc.	24,057,287	1,154,028
Nippon Telegraph and Telephone Corp.1	16,481,000	820,959
BT Group PLC1	80,268,200	303,663
LG Uplus Corp.1,3	24,407,842	299,090
América Móvil, SAB de CV, Series L (ADR)	8,228,300	153,705
Singapore Telecommunications Ltd.1	47,947,000	130,939
MTN Group Ltd.1	11,649,995	115,784

Capital World Growth and Income Fund — Page 6 of 14

unaudited

Common stocks Telecommunication services (continued)	Shares	Value (000)
Bharti Airtel Ltd.1	14,202,712	$94,960
Vodafone Group PLC1	30,900,200	88,389
Telia Co. AB1	16,640,800	79,392
TDC A/S1	12,455,304	74,229
Bezeq - The Israel Telecommunication Corp. Ltd.1	47,540,000	70,053
BCE Inc.	1,156,000	55,025
MegaFon PJSC (GDR)1	5,544,563	54,689
NTT DoCoMo, Inc.1	625,100	14,537
		3,509,442
Real estate 2.60%
Cheung Kong Property Holdings Ltd.1	76,280,856	671,576
Sun Hung Kai Properties Ltd.1	26,578,750	443,814
Link REIT1	27,985,391	231,522
Lamar Advertising Co. REIT, Class A	2,982,038	198,484
SM Prime Holdings, Inc.1	300,819,759	196,426
Crown Castle International Corp. REIT	1,758,926	190,738
Sino Land Co. Ltd.1	92,610,000	160,795
American Campus Communities, Inc. REIT	2,850,000	135,631
Fibra Uno Administración, SA de CV REIT	37,470,000	66,833
Iron Mountain Inc. REIT	775,000	30,550
Gaming and Leisure Properties, Inc. REIT	778,300	30,502
Public Storage REIT	145,000	29,774
American Tower Corp. REIT	122,200	18,092
		2,404,737
Miscellaneous 4.89%
Other common stocks in initial period of acquisition		4,530,307
Total common stocks (cost: $65,804,416,000)		86,544,602
Convertible stocks 0.17% Energy 0.08%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	1,188,200	50,106
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	1,592,000	21,062
		71,168
Real estate 0.04%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	296,200	38,639
Miscellaneous 0.05%
Other convertible stocks in initial period of acquisition		49,595
Total convertible stocks (cost: $146,231,000)		159,402
Bonds, notes & other debt instruments 1.14% Corporate bonds & notes 0.69% Telecommunication services 0.22%	Principal?amount (000)
CenturyLink, Inc. 7.50% 2024	$ 7,016	7,367
CenturyLink, Inc., Series T, 5.80% 2022	20,048	19,998
Frontier Communications Corp. 11.00% 2025	35,569	31,212
Numericable Group SA 6.00% 20224	21,500	22,602

Capital World Growth and Income Fund — Page 7 of 14

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
Numericable Group SA 6.25% 20244	$8,000	$8,460
Sprint Corp. 11.50% 2021	33,950	43,201
T-Mobile US, Inc. 6.00% 2024	3,825	4,079
T-Mobile US, Inc. 6.50% 2024	11,400	12,198
T-Mobile US, Inc. 6.375% 2025	16,205	17,491
T-Mobile US, Inc. 6.50% 2026	31,401	34,855
		201,463
Energy 0.17%
Genel Energy Finance 3 Ltd. 7.50% 20194	15,000	14,438
Kinder Morgan, Inc. 4.30% 2025	30,595	32,050
Kinder Morgan, Inc. 5.55% 2045	13,415	14,277
Petróleos Mexicanos 6.875% 2026	35,630	41,057
Petróleos Mexicanos 5.50% 2044	3,647	3,441
Petróleos Mexicanos 5.625% 2046	5,325	5,032
Petróleos Mexicanos 6.75% 2047	7,282	7,816
TransCanada Corp. 5.875% 2076	36,500	39,876
		157,987
Consumer staples 0.11%
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.739% 20235,6,7	98,125	99,065
Financials 0.08%
Discover Financial Services 10.25% 2019	4,334	4,907
HBOS PLC 6.75% 20184	36,490	37,709
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)4	30,300	34,732
		77,348
Health care 0.06%
VPI Escrow Corp. 6.375% 20204	54,008	53,754
Materials 0.05%
ArcelorMittal 6.75% 2022	24,365	27,532
CRH America, Inc. 8.125% 2018	15,540	16,366
		43,898
Total corporate bonds & notes		633,515
Bonds & notes of governments & government agencies outside the U.S. 0.37%
Colombia (Republic of), Series B, 7.50% 2026	COP80,150,000	28,679
India (Republic of) 8.60% 2028	INR1,220,300	21,302
Indonesia (Republic of), Series 68, 8.375% 2034	IDR530,800,000	43,952
Poland (Republic of), Series 1023, 4.00% 2023	PLN120,150	36,000
Poland (Republic of), Series 0726, 2.50% 2026	332,375	88,332
Portuguese Government 3.875% 2030	€49,240	62,153
Portuguese Government 4.10% 2045	20,155	25,018
Portuguese Republic 4.125% 2027	25,895	34,151
		339,587

Capital World Growth and Income Fund — Page 8 of 14

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%	Principal?amount (000)	Value (000)
U.S. Treasury 0.75% 2017	$77,600	$77,510
Total U.S. Treasury bonds & notes		77,510
Total bonds, notes & other debt instruments (cost: $972,033,000)		1,050,612
Short-term securities 4.96%
American Honda Finance Corp. 1.20%–1.26% due 9/18/2017–11/21/2017	150,000	149,713
ANZ New Zealand (International) Ltd. 1.29% due 12/8/20174	50,000	49,826
Apple Inc. 1.13% due 11/13/20174	50,000	49,883
Australia & New Zealand Banking Group, Ltd. 1.21%–1.26% due 10/24/2017–11/15/20174	100,000	99,779
Bank of Montreal 1.23%–1.34% due 9/12/2017–12/13/2017	220,000	219,511
Bank of Nova Scotia 1.33% due 11/28/20174	50,000	49,846
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.24% due 10/2/2017	50,000	49,946
BASF SE 1.24% due 9/25/20174	50,000	49,961
BMW U.S. Capital LLC 1.16% due 9/20/20174	45,000	44,972
BNP Paribas, New York Branch 1.28% due 10/18/2017	50,000	49,921
CAFCO, LLC 1.38% due 12/18/20174	50,000	49,802
Caisse d’Amortissement de la Dette Sociale 1.22%–1.32% due 10/2/2017–10/25/20174	162,200	161,973
Canadian Imperial Holdings Inc. 1.37% due 1/24/2018	50,000	49,731
Chariot Funding, LLC 1.22%–1.44% due 10/10/2017–12/22/20174	80,000	79,742
Cisco Systems, Inc. 1.19% due 11/15/20174	50,000	49,880
Citibank, N.A. 1.24% due 10/2/2017	50,000	50,000
Coca-Cola Co. 1.26% due 12/14/20174	25,000	24,914
CPPIB Capital Inc. 1.31% due 1/3/2018–1/5/20184	150,000	149,338
DBS Bank Ltd. 1.22% due 10/4/20174	50,000	49,941
Export Development Canada 1.22%–1.24% due 10/3/2017–12/5/2017	80,000	79,815
Fairway Finance Corp. 1.27% due 10/6/20174	25,000	24,968
Federal Home Loan Bank 1.00%–1.14% due 9/14/2017–1/31/2018	643,800	642,653
Freddie Mac 1.08% due 11/3/2017	50,000	49,913
General Electric Co. 1.08% due 9/1/2017	29,550	29,549
ING (U.S.) Funding LLC 1.32% due 11/17/2017	75,000	74,794
Kells Funding, LLC 1.30% due 10/26/20174	50,000	49,903
KfW 1.23% due 10/10/2017–10/17/20174	80,000	79,895
Liberty Street Funding Corp. 1.25%–1.31% due 9/18/2017–10/12/20174	120,000	119,856
Mitsubishi UFJ Trust and Banking Corp. 1.23% due 9/18/20174	28,600	28,583
Mizuho Bank, Ltd. 1.18%–1.30% due 9/1/2017–11/9/20174	223,500	223,193
Nestlé Finance International Ltd. 1.21% due 11/27/2017	50,000	49,853
Nordea Bank AB 1.21%–1.23% due 9/11/2017–10/23/20174	200,000	199,774
Sanofi 1.22% due 9/29/20174	50,000	49,956
Siemens Capital Co. LLC 1.14%–1.16% due 9/1/2017–9/26/20174	121,620	121,581
Simon Property Group, L.P. 1.26% due 9/18/20174	43,000	42,974
Sumitomo Mitsui Banking Corp. 1.19%–1.30% due 9/7/2017–11/13/20174	170,000	169,799
Svenska Handelsbanken Inc. 1.24%–1.31% due 10/13/2017–12/11/20174	150,000	149,674
Thunder Bay Funding, LLC 1.22% due 10/10/20174	40,000	39,944
Toronto-Dominion Bank 1.27% due 10/6/20174	100,000	99,879
Toronto-Dominion Holdings USA Inc. 1.32% due 11/14/20174	50,000	49,868
Total Capital Canada Ltd. 1.20%–1.22% due 10/5/2017–11/21/20174	277,400	276,998
Toyota Credit Canada Inc. 1.26% due 11/20/2017	50,000	49,866
U.S. Treasury Bills 0.82%–1.01% due 9/7/2017–1/2/2018	140,000	139,803
United Overseas Bank Limited 1.29% due 11/28/20174	25,000	24,920

Capital World Growth and Income Fund — Page 9 of 14

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Victory Receivables Corp. 1.23%–1.30% due 9/8/2017–11/27/20174	$199,000	$198,712
Wal-Mart Stores, Inc. 1.10% due 9/18/20174	45,200	45,175
Total short-term securities (cost: $4,590,377,000)		4,590,577
Total investment securities 99.78% (cost: $71,513,057,000)		92,345,193
Other assets less liabilities 0.22%		202,483
Net assets 100.00%		$92,547,676

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 8/31/2017 (000)
Purchases (000)	Sales (000)
USD56,629	GBP43,954	Citibank	9/19/2017	$(245)
USD182,099	GBP140,000	JPMorgan Chase	10/13/2017	795
USD34,392	INR2,210,000	Barclays Bank PLC	11/7/2017	105
USD76,842	INR4,940,000	Citibank	11/8/2017	209
				$864

Capital World Growth and Income Fund — Page 10 of 14

unaudited

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 8/31/2017 (000)
Common stocks 0.65%
Consumer discretionary 0.33%
Ocado Group PLC1,2	39,080,197	—	—	39,080,197	$—	$24,334	$—	$156,356
Greene King PLC1	16,760,403	—	594,750	16,165,653	(2,784)	8,316	6,981	144,084
								300,440
Energy 0.00%
Golar LNG Ltd.8	5,422,000	—	575,000	4,847,000	(20,509)	8,662	785	—
Telecommunication services 0.32%
LG Uplus Corp.1	3,454,902	21,002,840	49,900	24,407,842	(39)	(37,438)	999	299,090
Total common stocks								599,530
Total 0.65%					$(23,332)	$3,874	$8,765	$599,530

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $47,739,343,000, which represented 51.58% of the net assets of the fund. This amount includes $46,882,328,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,077,204,000, which represented 3.32% of the net assets of the fund.
5	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $99,065,000, which represented .11% of the net assets of the fund.
6	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7	Coupon rate may change periodically.
8	Unaffiliated issuer at 8/31/2017.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Capital World Growth and Income Fund — Page 11 of 14

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $931,566,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may

Capital World Growth and Income Fund — Page 12 of 14

unaudited

transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$3,290,532	$11,388,230	$—	$14,678,762
Information technology	8,287,670	5,746,271	—	14,033,941
Consumer discretionary	5,063,223	5,428,164	—	10,491,387
Health care	6,527,929	2,691,996	—	9,219,925
Industrials	3,681,987	3,135,867	—	6,817,854
Consumer staples	2,579,673	4,079,339	—	6,659,012
Energy	3,346,582	2,569,609	—	5,916,191
Utilities	1,093,812	3,630,450	—	4,724,262
Materials	1,064,187	2,494,595	—	3,558,782
Telecommunication services	1,362,758	2,146,684	—	3,509,442
Real estate	700,604	1,704,133	—	2,404,737
Miscellaneous	1,806,302	2,724,005	—	4,530,307
Convertible stocks	159,402	—	—	159,402
Bonds, notes & other debt instruments	—	1,050,612	—	1,050,612
Short-term securities	—	4,590,577	—	4,590,577
Total	$38,964,661	$53,380,532	$—	$92,345,193

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,109	$—	$1,109
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(245)	—	(245)
Total	$—	$864	$—	$864

*	Securities with a value of $46,882,328,000, which represented 50.66% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investments	$23,348,222
Gross unrealized depreciation on investments	(2,756,822)
Net unrealized appreciation on investments	20,591,400
Cost of investments	71,754,657

Capital World Growth and Income Fund — Page 13 of 14

unaudited

Key to abbreviations and symbols
ADR = American Depositary Receipts
CAD = Canadian dollars
COP = Colombian pesos
EUR/€ = Euros
FDR = Fiduciary Depositary Receipts
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
IDR = Indonesian rupiah
INR = Indian rupees
LIBOR = London Interbank Offered Rate
PLN = Polish zloty
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-033-1017O-S60709	Capital World Growth and Income Fund — Page 14 of 14

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 27, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: October 27, 2017